Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions

	As at 30.06.26	As at 31.12.25
	£m	£m
Customer redress	623	543
Legal, competition and regulatory matters	44	79
Redundancy and restructuring	168	190
Undrawn contractually committed facilities and guarantees	433	416
Onerous contracts	28	41
Sundry provisions	385	395
Total	1,681	1,664